Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Operating Lease, Liability, Maturity
The following table reflects the base cash rental payments due from the Company as of September 30, 2019:

	Future Base Rent Payments
(In thousands)	Operating Leases	Direct Financing Leases
2019 (remainder)	$162	$20
2020	651	82
2021	663	84
2022	682	86
2023	684	88
Thereafter	30,067	7,590
Total lease payments	32,909	7,950
Less: Effects of discounting	(23,782)	(3,117)
Total present value of lease payments	$9,127	$4,833

The following table reflects the base cash rental payments due from the Company as of December 31, 2018:

	Future Base Rent Payments
(In thousands)	Operating Leases	Capital Leases
2019	$780	$80
2020	781	82
2021	774	84
2022	790	86
2023	760	88
Thereafter	34,344	7,590
Total lease payments	$38,229	8,010
Less: Effects of discounting		(3,202)
Total present value of lease payments		$4,808

Finance Lease, Liability, Maturity
The following table reflects the base cash rental payments due from the Company as of September 30, 2019:

	Future Base Rent Payments
(In thousands)	Operating Leases	Direct Financing Leases
2019 (remainder)	$162	$20
2020	651	82
2021	663	84
2022	682	86
2023	684	88
Thereafter	30,067	7,590
Total lease payments	32,909	7,950
Less: Effects of discounting	(23,782)	(3,117)
Total present value of lease payments	$9,127	$4,833

The following table reflects the base cash rental payments due from the Company as of December 31, 2018:

	Future Base Rent Payments
(In thousands)	Operating Leases	Capital Leases
2019	$780	$80
2020	781	82
2021	774	84
2022	790	86
2023	760	88
Thereafter	34,344	7,590
Total lease payments	$38,229	8,010
Less: Effects of discounting		(3,202)
Total present value of lease payments		$4,808